Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (3,462)
Net deferred tax liabilities	3,462	$ 0
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,428	4,522
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,329
Mineral property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		726
Gold Stream derivative liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(2,089)
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,838)	(3,600)
Provision for closure and reclamation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	375
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,424)	(1,594)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,826	2,093
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,594)	(1,360)
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(2)
Cash
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3
Deferred tax liabilities		(251)
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,837)	(25)
Net Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 599	$ 251